Cover	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2022
Entity File Number	000-53676
Entity Registrant Name	LODE-STAR MINING INC.
Entity Central Index Key	0001319643
Entity Tax Identification Number	47-4347638
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 East Liberty Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	234-5443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false